Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Federal statutory rate	$ (3,610,711)	$ (4,572,234)	$ (3,406,340)
Federal statutory rate	35.00%	35.00%	35.00%
Change in valuation allowance	4,935,302	5,034,877	3,903,777
Change in valuation allowance	(47.80%)	(39.00%)	(40.10%)
Net nontaxable gain on derivative	(843,861)	(290,623)	(232,286)
Net nontaxable gain on derivative	8.20%	2.20%	2.40%
Miscellaneous	(184,249)	100,131
Miscellaneous	1.80%	(0.30%)
	0	0	0
	0.00%	0.00%	0.00%
State and Local Jurisdiction [Member] | IDAHO
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Amount	(11,016)	(14,264)	(37,982)
Income Tax Reconciliation, State Income Taxes, Percent	0.10%	0.10%	0.40%
State and Local Jurisdiction [Member] | UTAH
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Amount	(239,093)	(199,166)	(227,169)
Income Tax Reconciliation, State Income Taxes, Percent	2.30%	1.50%	2.30%
State and Local Jurisdiction [Member] | NEW YORK
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Amount	$ (46,372)	$ (58,721)
Income Tax Reconciliation, State Income Taxes, Percent	0.40%	0.50%
IDAHO
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Percent	0.10%
UTAH
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Percent	2.30%
NEW YORK
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Percent	0.45%